Dreyfus AMT-Free Municipal Bond Fund

Dreyfus High Yield Municipal Bond Fund

Incorporated herein by reference is a supplement to each of the above-referenced fund’s Prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 7, 2019 (SEC Accession No. 0000878092-19-000011).